PROPERTY AND EQUIPMENT (Narrative) (Details)	1 Months Ended	12 Months Ended
	Feb. 19, 2020 USD ($) share	Jan. 31, 2021 USD ($)	Jan. 31, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense		$ 630,818	$ 699,400
Depreciation expense allocated to inventory		390,344	479,662
Losses on disposals of property and equipment		116,881
Proceeds from sales of property and equipment
Acquisition reorganization costs		1,204,740
Impairment		116,881	4,139,522
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Disposals on property and equipment		318,314
Transferred lights and equipment from leasehold improvements to machinery and equipment		0
Classified as held for sale		1,479,014
Impairment			4,139,522
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Disposals on property and equipment		17,994
Transferred lights and equipment from leasehold improvements to machinery and equipment		(324,371)
Classified as held for sale		792,467
Impairment			709,064
Cost | Machinery & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Disposals on property and equipment		278,564
Transferred lights and equipment from leasehold improvements to machinery and equipment		324,371
Classified as held for sale		557,882
Impairment			0
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense		630,818	699,400
Disposals on property and equipment		(201,433)
Transferred lights and equipment from leasehold improvements to machinery and equipment		0
Classified as held for sale		(751,582)
Accumulated Depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense		129,976	214,331
Disposals on property and equipment		(3,549)
Transferred lights and equipment from leasehold improvements to machinery and equipment		128,319
Classified as held for sale		(427,528)
Accumulated Depreciation | Machinery & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense		341,256	215,853
Disposals on property and equipment		(185,082)
Transferred lights and equipment from leasehold improvements to machinery and equipment		(128,319)
Classified as held for sale		$ (240,551)
SDP Development Group, LLC ("SDP")
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued in consideration | share	7,132,042
Acquisition reorganization costs	$ 1,204,740
Value of shares issued in consideration	$ 2,582,903
Oregon CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment			$ 4,139,522